Trade and Other Receivables	12 Months Ended
Dec. 31, 2020
Trade and Other Receivables
Trade and Other Receivables

(14)    Trade and Other Receivables

Details at 31 December 2020 and 2019 are as follows:

	Thousands of Euros
	31/12/2020	31/12/2019
Trade receivables	404,771	390,205
Receivables from associates (note 31)	1,447	1,883
Impairment losses (note 30)	(22,985)	(22,291)
Trade receivables	383,233	369,797
Other receivables (note 30)	8,324	8,403
Personnel	822	2,163
Advance payments (note 30)	16,053	20,864
Taxation authorities, VAT recoverable	38,747	46,561
Other public entities	8,414	4,518
Other receivables	72,360	82,509
Current income tax assets	64,565	38,269
Total trade and other receivables	520,158	490,575

Other receivables

During 2020, 2019 and 2018 the Grifols Group has sold receivables without recourse to some financial institutions (factors), to which the risks and benefits inherent to the ownership of the assigned credits are substantially transferred. Also, the control over the assigned credits, understood as the factor's ability to sell them to an unrelated third party, unilaterally and without restrictions, has been transferred to the factor.

The main conditions of these contracts include the advanced collection of the assigned credits that vary between 70% and 100% of the nominal amount and a percentage of insolvency risk coverage on the factor side that varies between 90% and 100% of the nominal of the assigned credits.

These contracts have been considered as without recourse factoring and the amount advanced by the factors has been derecognized from the balance sheet

Likewise, in financial year 2020, some receivables assignment contracts were signed with a financial institution, in which Grifols retains the risks and benefits inherent to the ownership of the assigned credits. These contracts have been considered as with recourse and the assigned amount remains in the consolidated balance sheet at 31 December 2020 and a short-term debt has been recognized for an amount equal to the consideration received from the factor for the assignment. The amount recognized is Euros 18,264 thousand at 31 December 2020 (see note 21).

Total receivables without recourse sold to financial institutions through the aforementioned contracts in 2020 amount to Euros 2,735,973 thousand (Euros 1,593,260 thousand in 2019 and Euros 1,188,216 thousand in 2018).

The finance cost of these operations for the Group totals approximately Euros 10,964 thousand which has been recognized under finance costs in the consolidated statement of profit and loss for 2020 (Euros 9,171 thousand in 2019 and Euros 6,053 thousand in 2018) (see note 27).

Details of balances with related parties are shown in note 31.